Fair Value Measurements - Schedule of Information About Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value on Recurring Basis [Member] - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Dec. 31, 2024 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	$ 137,000
Total Liabilities	137,000
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	0
Total Liabilities	0
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	0
Total Liabilities	0
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	137,000
Total Liabilities	$ 137,000